As filed with the Securities and
                   Exchange Commission on December 10, 2007.

                                            1933 Act Registration No.  333-43300
                                            1940 Act Registration No.  811-10041

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

         Pre-Effective Amendment No.                                        [ ]
                                      ----
         Post-Effective Amendment No.   7                                   [X]
                                      -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

         Amendment No.   8                                                  [X]
                       -----


                           JNL INVESTORS SERIES TRUST
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    1 Corporate Way, Lansing, Michigan 48951
 -------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (517) 381-5500
 -------------------------------------------------------------------------------
                                              with a copy to:

Susan S. Rhee, Esq.                           Jorden Burt LLP
JNL Series Trust                              1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary           Suite 400 East
1 Corporate Way                               Washington, D.C. 20007
Lansing, Michigan 48951                       Attn:  Gary Cohen

                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_____    immediately upon filing pursuant to paragraph (b)

__X__    on December 27,2007 pursuant to paragraph (b)

_____    60 days after filing pursuant to paragraph (a)(1)

_____    on May 2, 2005 pursuant to paragraph (a)(1)

_____    75 days after filing pursuant to paragraph (a)(2)

_____    on (date) pursuant to paragraph (a)(2) of Rule 485

__X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 7, is to designate a new effective date of the Post-Effective Amendment No. 6, which was filed on September 28, 2007 (Accession No. 0001121257-07-000055). Parts A, B and C of Post-Effective Amendment No. 6 are unchanged and hereby incorporated by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 10th day of December, 2007.


                                JNL INVESTORS SERIES TRUST

                           By:  /s/ Mark D. Nerud by SUSAN S. RHEE*
                                -----------------------------------------------
                                Mark D. Nerud
                                President, and Trustee

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael J. Bouchard                                *       December 10, 2007
-------------------------------------------------------        ----------------
Michael J. Bouchard
Trustee

/s/ William J. Crowley, Jr.                            *       December 10, 2007
-------------------------------------------------------        ----------------
William J. Crowley, Jr.
Trustee

/s/ Dominic A. D'Annunzio                              *       December 10, 2007
-------------------------------------------------------        ----------------
Dominic A. D'Annunzio
Trustee

/s/ James B. Henry                                     *       December 10, 2007
-------------------------------------------------------        ----------------
James B. Henry
Trustee

/s/ Michelle Engler                                    *       December 10, 2007
-------------------------------------------------------        ----------------
Michelle Engler
Trustee

/s/ Richard D. McLellan                                *       December 10, 2007
-------------------------------------------------------        ----------------
Richard D. McLellan
Trustee

/s/ Mark D. Nerud                                      *       December 10, 2007
-------------------------------------------------------        ----------------
Mark D. Nerud
President, and Trustee

/s/ William R. Rybak                                   *       December 10, 2007
-------------------------------------------------------        ----------------
William R. Rybak
Trustee

/s/ Patricia A. Woodworth                              *       December 10, 2007
-------------------------------------------------------        ----------------
Patricia A. Woodworth
Trustee

/s/ Daniel W. Koors                                    *       December 10, 2007
-------------------------------------------------------        ----------------
Daniel W. Koors
Vice President, Chief Financial Officer and Treasurer

* By Susan S. Rhee, Attorney In Fact